Subsequent Events (Details) $ / shares in Units, $ / shares in Units, $ in Millions				1 Months Ended	12 Months Ended
	Nov. 14, 2022 CAD ($) $ / shares	Nov. 14, 2022 USD ($) $ / shares	Feb. 14, 2022 shares	Nov. 17, 2022 CAD ($)	Oct. 31, 2022 $ / shares shares	Oct. 31, 2022 $ / shares shares	Nov. 01, 2022 CAD ($)
Subsequent Events (Details) [Line Items]
Share price | (per share)					$ 8.65	$ 8.125
Additional common shares | shares			416,667		173,077	173,077
Share percentage					15.00%	15.00%
Underwriter warrants | shares					57,692	57,692
Shares received | shares			66,245		44,829	44,829
Warrants received | shares					2,241	2,241
Non-adjusting Events After Reporting Period [Member]
Subsequent Events (Details) [Line Items]
Underwritten public offering (in Dollars) | $	$ 1,153,847
Share price | (per share)	$ 8.65	$ 6.5
Aggregate gross proceeds (in Dollars) | $		$ 7.5
Net proceeds received (in Dollars) | $				$ 8,860,757
Cash bonuses (in Dollars) | $							$ 300,700
Over-Allotment [Member]
Subsequent Events (Details) [Line Items]
Share price | $ / shares						$ 6.5